                  SEMI-ANNUAL REPORT JUNE 30, 2001 (UNAUDITED)




     MUTUAL INVESTMENT
     FUND OF CONNECTICUT, INC.

CONTENTS

Portfolio of Investments                            1

Financial Statements                                4

Notes to Financial Statements                       7

Financial Highlights                               10








             NOT FDIC INSURED | MAY LOSE VALUE / NO BANK GUARANTEE

MUTUAL INVESTMENT FUND OF
CONNECTICUT, INC.
PORTFOLIO OF INVESTMENTS

As of June 30, 2001 (unaudited)
(Amounts in Thousands)

   SHARES     ISSUER                                         VALUE
----------------------------------------------------------------------
     Long-Term Investments-- 100.0%
----------------------------------------------------------------------
             Common Stock-- 100.0%
             ---------------------
             Automotive-- 0.4%
        4    Lear Corp. *                                  $     147

             Banking-- 3.2%
       13    Bank One Corp.                                      455
        4    First Union Corp.                                   136
       26    U.S. Bancorp                                        588
                                                           ---------
                                                               1,179
             Biotechnology-- 1.0%
        5    Amgen, Inc. *                                       273
        1    Human Genome Sciences, Inc. *                        84
                                                           ---------
                                                                 357
             Business Services-- 0.9%
       17    Cendant Corp. *                                     335

             Chemicals-- 1.3%
        4    Dow Chemical Co.                                    116
        3    Potash Corp. of Saskatchewan                        166
        4    PPG Industries, Inc.                                185
                                                           ---------
                                                                 467
             Computer Networks-- 1.6%
       33    Cisco Systems, Inc. *                               601

             Computer Software-- 6.3%
        4    Automatic Data Processing, Inc.                     179
        4    BEA Systems, Inc. *                                 129
        4    Citrix Systems, Inc. *                              150
       20    Microsoft Corp. *                                 1,473
       12    Oracle Corp. *                                      228
        3    Veritas Software Corp. *                            185
                                                           ---------
                                                               2,344
             Computers/Computer Hardware-- 5.4%
       13    Compaq Computer Corp.                               195
        5    EMC Corp. *                                         131
        7    International Business Machines Corp.               734
       14    NCR Corp. *                                         649
       19    Sun Microsystems, Inc. *                            299
                                                           ---------
                                                               2,008
             Consumer Products-- 4.8%
        6    Estee Lauder Co., Inc., Class A                     259
        9    Gillette Co.                                        270
       19    Philip Morris Companies, Inc.                       984
        4    Procter & Gamble Co.                                268
                                                           ---------
                                                               1,781
             Diversified-- 7.7%
       36    General Electric Co.                              1,751
       20    Tyco International LTD                            1,102
                                                           ---------
                                                               2,853


                       See notes to financial statements.

As of June 30, 2001 (unaudited)
(Amounts in Thousands)

   SHARES     ISSUER                                         VALUE
----------------------------------------------------------------------
     Long-Term Investments-- Continued
----------------------------------------------------------------------
             Electronics/Electrical Equipment-- 2.1%
        9    Ameren Corp.                                  $     376
        6    Johnson Controls, Inc.                              413
                                                           ---------
                                                                 789
             Environmental Services-- 1.7%
       20    Waste Management, Inc.                              623

             Financial Services-- 9.9%
        9    American Express Co.                                353
        8    Capital One Financial Corp.                         504
       23    Citigroup, Inc.                                   1,239
        4    Countrywide Credit Industries, Inc.                 202
        8    E*Trade Group, Inc. *                                54
       12    Fannie Mae                                          995
        3    Goldman Sachs Group, Inc.                           292
                                                           ---------
                                                               3,639
             Food/Beverage Products-- 1.8%
        5    Coca-Cola Co.                                       221
        6    Kraft Foods, Inc., Class A *                        171
        6    PepsiCo, Inc.                                       273
                                                           ---------
                                                                 665
             Health Care/Health Care Services-- 2.7%
        8    C.R. Bard, Inc.                                     473
       10    Tenet Healthcare Corp. *                            521
                                                           ---------
                                                                 994
             Insurance-- 4.8%
        5    Allstate Corp.                                      198
        8    AMBAC Financial Group, Inc.                         442
        5    American General Corp.                              242
        7    American International Group, Inc.                  559
        4    Cigna Corp.                                         345
                                                           ---------
                                                               1,786
             Metals/Mining-- 1.0%
        9    Alcoa, Inc.                                         366

             Multi-Media-- 4.9%
       23    AOL Time Warner, Inc. *                           1,198
        2    Gannett Co., Inc.                                   112
        9    Gemstar-TV Guide International, Inc. *              366
        4    News Corp., LTD, ADR (Australia)                    145
                                                           ---------
                                                               1,821
             Oil & Gas-- 7.0%
        6    Chevron Corp.                                       516
        9    Conoco, Inc., Class B                               260
        3    Cooper Cameron Corp. *                              151
       17    Exxon Mobil Corp.                                 1,494
       10    Global Marine, Inc. *                               179
                                                           ---------
                                                               2,600
             Paper/Forest Products-- 1.1%
       26    Smurfit-Stone Container Corp. *                     424


                       See notes to financial statements.

As of June 30, 2001 (unaudited)
(Amounts in Thousands)

   SHARES     ISSUER                                         VALUE
----------------------------------------------------------------------
     Long-Term Investments-- Continued
----------------------------------------------------------------------
             Pharmaceuticals-- 8.5%
        8    American Home Products Corp.                  $     450
       12    Johnson & Johnson                                   588
        6    Merck & Co., Inc.                                   383
       20    Pfizer, Inc.                                        806
       13    Pharmacia Corp.                                     579
        9    Schering-Plough Corp.                               341
                                                           ---------
                                                               3,147
             Pipelines-- 0.5%
        4    Dynegy, Inc., Class A                               186

             Retailing-- 6.3%
        5    Abercrombie & Fitch Co., Class A *                  209
        6    Costco Wholesale Corp. *                            226
       13    Home Depot, Inc.                                    596
        7    Target Corp.                                        239
       10    TJX Companies, Inc.                                 331
       15    Wal-Mart Stores, Inc.                               732
                                                           ---------
                                                               2,333
             Semi-Conductors-- 4.7%
        5    Applied Materials, Inc. *                           255
       25    Intel Corp.                                         741
        3    Micron Technology, Inc. *                           119
       10    Texas Instruments, Inc.                             299
        8    Xilinx, Inc. *                                      334
                                                           ---------
                                                               1,748
             Telecommunications-- 6.6%
        7    Adelphia Communications Corp., Class A *            271
        6    Level 3 Communications, Inc. *                       35
       12    Nextel Communications, Inc., Class A *              214
       15    Qwest Communications International                  481
        6    SBC Communications, Inc.                            224
       17    Sprint Corp., (PCS Group) *                         398
       12    Tycom LTD                                           210
       11    Verizon Communications, Inc.                        614
                                                           ---------
                                                               2,447
             Telecommunications Equipment-- 0.6%
        4    CIENA Corp. *                                       152
        3    Juniper Networks, Inc. *                             81
                                                           ---------
                                                                 233
             Toys & Games-- 0.2%
        4    Mattel, Inc.                                         74

             Utilities-- 3.0%
       10    DTE Energy Co.                                      459
       13    Nisource, Inc.                                      361
       11    PG&E Corp.                                          120
        4    Pinnacle West Capital Corp.                         180
                                                           ---------
                                                               1,120
--------------------------------------------------------------------
             Total Investments-- 100.0%                      $37,067
             (Cost $33,276)
--------------------------------------------------------------------

INDEX:
*   -- Non-Income producing security.
ADR -- American Depositary Receipt.
                       See notes to financial statements.

MUTUAL INVESTMENT FUND OF CONNECTICUT, INC.
STATEMENT OF ASSETS AND LIABILITIES As of June 30, 2001 (unaudited) (Amounts in thousands, except per share amounts)

--------------------------------------------------------------------

ASSETS:
     Investment securities, at value                        $37,067
     Cash                                                     1,514
     Receivables:
       Investment securities sold                               279
       Interest and dividends                                    35
       Expense Reimbursements                                     5

--------------------------------------------------------------------
          Total Assets                                       38,900
--------------------------------------------------------------------

   LIABILITIES:
     Payables:
       Investment securities purchased                          377
       Dividends                                                 30
     Accrued liabilities:
       Investment advisory fees                                  16
       Administrative services fees                               2
       Administration fees                                        1
       Custodian fees                                             4
       Other                                                     40
--------------------------------------------------------------------
          Total Liabilities                                     470
--------------------------------------------------------------------

   NET ASSETS:
     Paid in capital                                         36,266
     Accumulated net investment loss                             (1)
     Accumulated net realized loss on investments            (1,626)
     Net unrealized appreciation of investments               3,791
--------------------------------------------------------------------
          Total Net Assets                                  $38,430
--------------------------------------------------------------------
   Shares of beneficial interest outstanding ($.001 par
   value; unlimited number of shares authorized):              1,247
   Net Asset Value, redemption and offering price per
   share:                                                   $  30.81
--------------------------------------------------------------------
   Cost of Investments                                      $33,276
--------------------------------------------------------------------


                       See notes to financial statements.

MUTUAL INVESTMENT FUND OF CONNECTICUT, INC.
STATEMENT OF OPERATIONS As of June 30, 2001 (unaudited)
(Amounts in thousands)

--------------------------------------------------------------------
   INVESTMENT INCOME:
     Dividend                                              $    205
     Interest                                                    16
--------------------------------------------------------------------
          Total investment income                               221
--------------------------------------------------------------------

   EXPENSES:
     Investment advisory fees                                    96
     Administration fees                                          3
     Accounting fees                                             15
     Custodian fees                                               7
     Printing and postage                                         2
     Professional fees                                           21
     Transfer agent fees                                          8
     Trustees' fees                                               1
     Other                                                        2
--------------------------------------------------------------------
         Total expenses                                         155
--------------------------------------------------------------------
     Less expense reimbursements                                  6
--------------------------------------------------------------------
         Net expenses                                           149
--------------------------------------------------------------------
          Net investment income                                  72
--------------------------------------------------------------------

   REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
     Net realized loss on investment transactions            (1,400)
     Change in net unrealized appreciation/depreciation of
     investments                                               (886)
--------------------------------------------------------------------
     Net realized and unrealized loss on investments         (2,286)
--------------------------------------------------------------------
     Net decrease in net assets from operations             $(2,214)
--------------------------------------------------------------------


                       See notes to financial statements.

MUTUAL INVESTMENT FUND OF CONNECTICUT, INC.
STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)

STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIODS INDICATED (UNAUDITED) (Amounts in thousands)

                                                                                                   MUTUAL INVESTMENT
                                                                                                        FUND OF
                                                                                                   CONNECTICUT, INC.
                                                                                              -----------------------------
                                                                                                 1/1/2001      YEAR
                                                                                                  THROUGH      ENDED
                                                                                                 6/30/2001  12/31/2000
---------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
     Net investment income                                                                       $    72     $   184
     Net realized gain (loss) on investments                                                      (1,400)      1,383
     Change in net unrealized appreciation/depreciation of investments                              (886)     (4,682)
---------------------------------------------------------------------------------------------------------------------------
        Decrease in net assets from operations                                                    (2,214)     (3,115)
---------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                                           (82)       (187)
     Net realized gain on investments                                                                 --        (850)
---------------------------------------------------------------------------------------------------------------------------
        Total distributions to shareholders                                                          (82)     (1,037)
---------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares issued                                                                     360         490
     Dividends reinvested                                                                             17         666
     Cost of shares redeemed                                                                        (126)       (666)
---------------------------------------------------------------------------------------------------------------------------
   Increase from capital share transactions                                                          251         490
---------------------------------------------------------------------------------------------------------------------------
        Total decrease in net assets                                                              (2,045)     (3,662)
---------------------------------------------------------------------------------------------------------------------------
   NET ASSETS:
     Beginning of period                                                                          40,475      44,137
---------------------------------------------------------------------------------------------------------------------------
     End of period                                                                               $38,430     $40,475
---------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Issued                                                                                           11          14
     Reinvested                                                                                        1          19
     Redeemed                                                                                         (4)        (19)
---------------------------------------------------------------------------------------------------------------------------
     Change in shares                                                                                  8          14
---------------------------------------------------------------------------------------------------------------------------
   Accumulated undistributed net investment  income (loss)                                       $    (1)    $     9
---------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements.

MUTUAL INVESTMENT FUND OF CONNECTICUT, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.       ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Mutual Investment Fund of Connecticut, Inc. (the "Fund") is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund seeks to achieve its objective by investing in a diversified portfolio of securities consisting principally of common stock. Under the terms of its Bylaws and Certificate of Incorporation, fund shares may be owned by state bank and trust companies, national banks, state or federally chartered savings and loan associations or state or federally chartered savings banks (and pension plans of the preceding) located in Connecticut, by Connecticut bank trade associations of any of the foregoing, provided any such trade association is classified as such under Section 501(e)(6) of the Internal Revenue Code.

THE FOLLOWING IS A SUMMARY OF THE SIGNIFICANT ACCOUNTING POLICIES OF THE FUND:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

     A. SECURITY VALUATIONS -- Equity securities traded on principal securities exchanges are valued at the last reported sales price, or mean of the latest bid and asked prices when no last sales price is available. Securities traded over-the-counter and certain foreign securities are valued at the quoted bid price from a market maker or dealer.

     When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

     B. SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

     C. INVESTMENT INCOME -- Dividend income less foreign taxes withheld (if any) is recorded as of the ex-dividend date or as of the time that the relevant ex-dividend and amount becomes known. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

     D. INCOME TAX STATUS -- It is the Fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

     E. DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to a shareholder are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are paid annually.

2.   TRANSACTIONS WITH AFFILIATES

     A. ADVISORY -- The Fund has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan Chase & Co. Under the terms of the agreement, the Fund pays Morgan at an annual rate of 0.50% of the first $75,000,000 of the Fund's average daily net assets and 0.45% of the next $75,000,000 of the Fund's average daily net assets. Notwithstanding the foregoing, the Fund has agreed to pay Morgan a minimum annual fee of $125,000 for its services as investment advisor.

     B. ADMINISTRATIVE SERVICES -- The Fund has a Services Agreement with Morgan under which Morgan acts as the Fund's custodian, transfer agent and registrar, and provides financial and fund accounting oversight services to the Fund. Morgan is also responsible for certain usual and customary expenses incurred by the Fund. These expenses include, but are not limited to, federal and state governmental fees; interest charges; taxes; expenses of the Fund's administrator; fees and expenses of any subcustodian or subtransfer agent; expenses of the Fund's Directors in connection with their duties as Directors; fees and expenses of the Fund's independent auditors and legal counsel; the expenses of printing and mailing reports; notices and proxies to Fund shareholders; the expenses of meetings of shareholders and of the Board of Directors; and insurance premiums. The Fund will pay these expenses directly and such amounts will be deducted from the fee to be paid to Morgan under the Services Agreement. This fee is computed daily and payable monthly at the annual rate of 0.28% of the Fund's average daily net assets. If such amounts are more than the amount of Morgan's fee under the Services Agreement, Morgan will reimburse the Fund for such excess amounts.

     C. ADMINISTRATION -- Administration of the Fund is currently provided by the Connecticut Banker's Association (the "Association"). The Association is reimbursed for reasonable expenses incurred in connection with such administration.

3.   INVESTMENT TRANSACTIONS

For six months ended June 30, 2001, purchases and sales of investments (excluding short-term investments) were as follows (in thousands):


                                             PURCHASES             SALES
                                          (EXCLUDING U.S.     (EXCLUDING U.S.
                                            GOVERNMENT)          GOVERNMENT)
-------------------------------------------------------------------------------
   Mutual Investment
   Fund of Connecticut, Inc.                   $19,325            $19,690

4.  FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2001 are as follows (in thousands):

                                                  GROSS           GROSS
                                 AGGREGATE     UNREALIZED      UNREALIZED     NET UNREALIZED
                                   COST       APPRECIATION    DEPRECIATION     APPRECIATION
---------------------------------------------------------------------------------------------
   Mutual Investment
   Fund of Connecticut, Inc.       $33,276       $7,189          $(3,398)         $3,791

5.  CONCENTRATIONS OF RISK

From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

6.  CORPORATE EVENT

The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Fund's advisor, Morgan Guaranty Trust Company of New York ("Morgan"), with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. is the new parent company of Morgan, which will continue to serve as the Fund's advisor.

MUTUAL INVESTMENT FUND OF CONNECTICUT, INC.

FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                                           MUTUAL INVESTMENT FUND OF CONNECTICUT, INC.
                                                                           -------------------------------------------
                                                                          1/1/01         YEAR ENDED DECEMBER 31,
                                                                          THROUGH   ----------------------------------
                                                                          6/30/01   2000    1999   1998   1997    1996
                                                                          --------  ----    ----   ----   ----    ----
Per share operating performance:

Net asset value, beginning of period                                      $32.66   $36.02  $37.08 $35.72 $37.55  $34.77
                                                                          ------   ------  ------ ------ ------  ------
Income from investment operations:
  Net investment income                                                     0.06     0.15    0.23   0.31   0.34    0.43
  Net losses in securities (both realized and unrealized)                  (1.84)   (2.66)   4.84   8.15  10.26    6.82
                                                                          ------   ------  ------ ------ ------  ------
   Total from investment operations                                        (1.78)   (2.51)   5.07   8.46  10.60    7.25
                                                                          ------   ------  ------ ------ ------  ------
Distributions to shareholders from:
  Dividends from net investment income                                      0.07     0.15    0.22   0.31   0.34    0.43
  Distributions from capital gains                                             -     0.70    5.22   6.79  12.09    4.04
  In Excess of Net Realized Gain                                               -        -    0.69      -      -       -
                                                                          ------   ------  ------ ------ ------  ------
   Total dividends and distributions                                        0.07     0.85    6.13   7.10  12.43    4.47
                                                                          ------   ------  ------ ------ ------  ------
Net asset value, end of period                                            $30.81   $32.66  $36.02 $37.08 $35.72  $37.55
                                                                          ======   ======  ====== ====== ======  ======
Total return                                                               (5.39)%  (7.16)% 14.42% 23.92% 29.44%  21.44%
Ratios/supplemental data:
  Net assets, end of period (in millions)                                    $38      $40     $44    $43    $40     $41
Ratios to average net assets: #
  Expenses                                                                  0.78%    0.78%   0.78%  0.78%  0.78%   0.81%
  Net investment income                                                     0.37%    0.43%   0.60%  0.76%  0.80%   1.18%
  Expenses without reimbursements                                           0.81%    0.78%   0.80%  0.79%  0.78%   0.96%
  Net investment income without reimbursements                              0.34%    0.43%   0.58%  0.75%  0.80%   1.03%
Portfolio turnover rate                                                       51%      63%     93%    90%   109%     99%
---------------------------------------------------------------------------------------------------------------------------

# Short periods have been annualized.


                        See notes to financial statements.

                      [This page intentionally left blank]

MUTUAL INVESTMENT
FUND OF CONNECTICUT, INC.
SEMI-ANNUAL REPORT

INVESTMENT ADVISOR, ADMINISTRATOR, TRANSFER AGENT, SHAREHOLDER AND FUND SERVICING AGENT
Morgan Guaranty Trust Company of New York

LEGAL COUNSEL
Sullivan & Cromwell

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


                        All Rights Reserved. August 2001


                                                                     AR-MIFC-801